Related parties - Summary of Compensation to Key Management Personnel (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 1,092,741	€ 771,241	€ 2,176,182	€ 1,520,406
Post employee benefits	43,090	33,177	93,521	78,559
Share-based payments	1,699,794	954,796	3,224,788	2,175,098
Total	€ 2,835,625	€ 1,759,214	€ 5,494,491	€ 3,774,063